Offerings	Feb. 07, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Phillips Edison & Company, Inc. Common Stock, $0.01 par value per share
Offering Note
(1)
An unspecified number of securities or aggregate
principal
amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0.01 per share (the “common stock”), of Phillips Edison & Company, Inc. (the “Company”) is being registered as may be issued from time to time upon conversion of any securities that are convertible into common stock or pursuant to any anti-dilution adjustments with respect to any such convertible securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock which may be issued with respect to such shares of common stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the Company and Phillips Edison Grocery Center Operating Partnership I, L.P. (the “OP”) are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a
“pay-as-you-go”
basis.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Phillips Edison & Company, Inc. Preferred Stock, $0.01 par value per share
Offering Note
(1)
An unspecified number of securities or aggregate
principal
amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0.01 per share (the “common stock”), of Phillips Edison & Company, Inc. (the “Company”) is being registered as may be issued from time to time upon conversion of any securities that are convertible into common stock or pursuant to any anti-dilution adjustments with respect to any such convertible securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock which may be issued with respect to such shares of common stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the Company and Phillips Edison Grocery Center Operating Partnership I, L.P. (the “OP”) are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a
“pay-as-you-go”
basis.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Phillips Edison & Company, Inc. Debt Securities
Offering Note
(1)
An unspecified number of securities or aggregate
principal
amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0.01 per share (the “common stock”), of Phillips Edison & Company, Inc. (the “Company”) is being registered as may be issued from time to time upon conversion of any securities that are convertible into common stock or pursuant to any anti-dilution adjustments with respect to any such convertible securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock which may be issued with respect to such shares of common stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the Company and Phillips Edison Grocery Center Operating Partnership I, L.P. (the “OP”) are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a
“pay-as-you-go”
basis.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Phillips Edison & Company, Inc. Depositary Shares
Offering Note
(1)
An unspecified number of securities or aggregate
principal
amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0.01 per share (the “common stock”), of Phillips Edison & Company, Inc. (the “Company”) is being registered as may be issued from time to time upon conversion of any securities that are convertible into common stock or pursuant to any anti-dilution adjustments with respect to any such convertible securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock which may be issued with respect to such shares of common stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the Company and Phillips Edison Grocery Center Operating Partnership I, L.P. (the “OP”) are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a
“pay-as-you-go”
basis.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Phillips Edison & Company, Inc. Warrants
Offering Note
(1)
An unspecified number of securities or aggregate
principal
amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0.01 per share (the “common stock”), of Phillips Edison & Company, Inc. (the “Company”) is being registered as may be issued from time to time upon conversion of any securities that are convertible into common stock or pursuant to any anti-dilution adjustments with respect to any such convertible securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock which may be issued with respect to such shares of common stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the Company and Phillips Edison Grocery Center Operating Partnership I, L.P. (the “OP”) are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a
“pay-as-you-go”
basis.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Phillips Edison & Company, Inc. Rights
Offering Note
(1)
An unspecified number of securities or aggregate
principal
amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0.01 per share (the “common stock”), of Phillips Edison & Company, Inc. (the “Company”) is being registered as may be issued from time to time upon conversion of any securities that are convertible into common stock or pursuant to any anti-dilution adjustments with respect to any such convertible securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock which may be issued with respect to such shares of common stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the Company and Phillips Edison Grocery Center Operating Partnership I, L.P. (the “OP”) are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a
“pay-as-you-go”
basis.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Phillips Edison & Company, Inc. Units
Offering Note
(1)
An unspecified number of securities or aggregate
principal
amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0.01 per share (the “common stock”), of Phillips Edison & Company, Inc. (the “Company”) is being registered as may be issued from time to time upon conversion of any securities that are convertible into common stock or pursuant to any anti-dilution adjustments with respect to any such convertible securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock which may be issued with respect to such shares of common stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the Company and Phillips Edison Grocery Center Operating Partnership I, L.P. (the “OP”) are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a
“pay-as-you-go”
basis.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Phillips Edison & Company, Inc. Guarantees of Debt Securities
Offering Note
(1)
An unspecified number of securities or aggregate
principal
amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0.01 per share (the “common stock”), of Phillips Edison & Company, Inc. (the “Company”) is being registered as may be issued from time to time upon conversion of any securities that are convertible into common stock or pursuant to any anti-dilution adjustments with respect to any such convertible securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock which may be issued with respect to such shares of common stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(3)
The Company may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on any debt securities offered by the OP offered pursuant to this registration statement.

(4)	No separate consideration will be received for guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Phillips Edison Grocery Center Operating Partnership I, L.P. Debt Securities
Offering Note
(1)
An unspecified number of securities or aggregate
principal
amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0.01 per share (the “common stock”), of Phillips Edison & Company, Inc. (the “Company”) is being registered as may be issued from time to time upon conversion of any securities that are convertible into common stock or pursuant to any anti-dilution adjustments with respect to any such convertible securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock which may be issued with respect to such shares of common stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the Company and Phillips Edison Grocery Center Operating Partnership I, L.P. (the “OP”) are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a
“pay-as-you-go”
basis.

Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Phillips Edison & Company, Inc. Common Stock, par value $0.01 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-262627
Carry Forward Initial Effective Date	Feb. 10, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 26,154.72
Offering Note
(5)
The Company previously registered the offer and sale of shares of common stock having an aggregate offering price of up to $250,000,000 by means of a prospectus supplement filed pursuant to Rule 424(b)(5) under the Securities Act on February 12, 2024 (the “2024 ATM Prospectus Supplement”), pursuant to the Company’s registration statement on Form
S-3ASR
(File
No. 333-262627)
filed with the Securities and Exchange Commission (“SEC”) on February 10, 2022 (the “2022 Registration Statement”). In connection with the filing of the 2024 ATM Prospectus Supplement, the Company paid a filing fee of $36,900 in connection with the registration of shares of common stock having a maximum aggregate offering price of $250,000,000 to be issued and sold as part of an
“at-the-market”
offering. Of those shares of common stock, shares of common stock having an aggregate offering price of $72,800,000 have been sold and shares of common stock with a maximum aggregate offering price of $177,200,000 remain unsold (the “Carry Forward Securities”). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Carry Forward Securities, and the registration fees totaling $26,154.72 that were previously paid on February 12, 2024 with respect to the Carry Forward Securities will continue to be applied to the Carry Forward Securities. Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the 2022 Registration Statement will be deemed terminated as of the effective date of this registration statement
.